Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Energy Portfolio
March 31, 2022
VNR-NPRT1-0522
1.814635.117
Common Stocks - 98.1%
	Shares	Value ($)
Energy Equipment & Services - 8.2%
Oil & Gas Drilling - 0.3%
Nabors Industries Ltd. (a)	3,860	589,499
Nabors Industries Ltd. warrants 6/11/26 (a)	2,992	68,816
Odfjell Drilling Ltd. (a)	297,500	821,146
Odfjell Technology Ltd. (a)	49,583	114,273
Shelf Drilling Ltd. (a)(b)	254,373	387,749
		1,981,483
Oil & Gas Equipment & Services - 7.9%
Baker Hughes Co. Class A	364,760	13,280,912
Cactus, Inc.	19,140	1,086,004
Championx Corp.	35,290	863,899
Halliburton Co.	72,100	2,730,427
Nextier Oilfield Solutions, Inc. (a)(c)	765,660	7,074,698
Oceaneering International, Inc. (a)	134,000	2,031,440
ProPetro Holding Corp. (a)	332,630	4,633,536
Schlumberger Ltd.	279,049	11,527,514
Technip Energies NV	113,102	1,382,566
TechnipFMC PLC (a)	763,030	5,913,483
		50,524,479
TOTAL ENERGY EQUIPMENT & SERVICES		52,505,962
Independent Power and Renewable Electricity Producers - 0.8%
Independent Power Producers & Energy Traders - 0.8%
The AES Corp.	16,820	432,779
Vistra Corp.	197,529	4,592,549
		5,025,328
Oil, Gas & Consumable Fuels - 89.1%
Coal & Consumable Fuels - 0.3%
Arch Resources, Inc. (c)	3,800	522,044
Enviva, Inc.	11,830	936,345
Peabody Energy Corp. (a)(c)	24,600	603,438
		2,061,827
Integrated Oil & Gas - 37.8%
Cenovus Energy, Inc. (Canada)	1,430,200	23,841,433
Chevron Corp.	331,096	53,912,362
Exxon Mobil Corp.	1,532,548	126,573,136
Imperial Oil Ltd.	139,600	6,755,829
Occidental Petroleum Corp.	375,970	21,332,538
Occidental Petroleum Corp. warrants 8/3/27 (a)	11,000	387,530
Suncor Energy, Inc.	264,820	8,621,505
		241,424,333
Oil & Gas Exploration & Production - 36.4%
Antero Resources Corp. (a)	346,760	10,586,583
APA Corp.	225,450	9,317,849
Callon Petroleum Co. (a)(c)	28,635	1,691,756
Canadian Natural Resources Ltd.	466,630	28,893,995
Chesapeake Energy Corp.	29,070	2,529,090
Civitas Resources, Inc.	55,174	3,294,440
ConocoPhillips Co.	326,709	32,670,900
Coterra Energy, Inc.	353,881	9,544,171
Devon Energy Corp.	390,840	23,110,369
Diamondback Energy, Inc.	43,900	6,017,812
EOG Resources, Inc.	121,002	14,427,068
Hess Corp.	234,300	25,079,472
Magnolia Oil & Gas Corp. Class A	131,840	3,118,016
National Energy Services Reunited Corp. (a)	417,350	3,505,740
Northern Oil & Gas, Inc.	26,150	737,169
Oasis Petroleum, Inc.	6,800	994,840
Ovintiv, Inc.	155,060	8,384,094
PDC Energy, Inc.	252,434	18,346,903
Pioneer Natural Resources Co.	99,044	24,763,971
Range Resources Corp. (a)	105,060	3,191,723
SM Energy Co.	45,970	1,790,532
Viper Energy Partners LP	22,660	670,056
		232,666,549
Oil & Gas Refining & Marketing - 7.6%
Marathon Petroleum Corp.	195,476	16,713,198
Phillips 66 Co.	136,932	11,829,555
Renewable Energy Group, Inc. (a)	4,330	262,615
Valero Energy Corp.	191,620	19,457,095
		48,262,463
Oil & Gas Storage & Transport - 7.0%
Cheniere Energy, Inc.	178,790	24,789,234
Energy Transfer LP	1,051,330	11,764,383
Golar LNG Ltd. (a)	93,030	2,305,283
Targa Resources Corp.	80,340	6,063,260
		44,922,160
TOTAL OIL, GAS & CONSUMABLE FUELS		569,337,332
TOTAL COMMON STOCKS (Cost $420,105,592)		626,868,622

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.31% (d)(e) (Cost $2,306,876)	2,306,645	2,306,876

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $422,412,468)	629,175,498
NET OTHER ASSETS (LIABILITIES) - 1.6%	9,947,682
NET ASSETS - 100.0%	639,123,180

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $387,749 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	3,615,128	121,674,585	125,289,713	1,553	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	12,397,003	46,737,391	56,827,518	3,868	-	-	2,306,876	0.0%
Total	16,012,131	168,411,976	182,117,231	5,421	-	-	2,306,876

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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